Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Redeemable Convertible Preferred Stock Redeemable Common Stock And Stockholders Equity [Abstract]
Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity

(13) Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders’ Equity

The total number of shares of common stock that the Company authorized to issue is 20,000,000 shares at a $0.0001 par value per share (Common Stock), of which 5,911,428 shares are issued and outstanding as of September 26, 2021 and June 27, 2021. Holders of the Common Stock are entitled to one vote for each share held. There are no dividends with regards to the Common Stock so long as any shares of Series A Redeemable Convertible Preferred Stock (Preferred Stock) remain issued and outstanding other than dividends payable in the form of Common Stock or other capital that is junior to the Preferred Stock.

Redeemable Convertible Preferred Stock

Effective July 3, 2017, the Company authorized 200,000 shares of Preferred Stock at a $0.0001 par value per share of which 106,378 shares are issued and outstanding as of September 26, 2021 and June 27, 2021. There are no voting rights associated with the Preferred Stock.

Dividends accumulate on a daily basis commencing from the July 3, 2017 issue date. The dividend rate is 8% for the first 3 years. Effective November 15, 2019, the rate following the first three years was amended from 10% to 6%.

In the event of a liquidation, dissolution or winding up of the Company and/or a sale of the Company each share of Preferred Stock shall receive a liquidation preference equal to the Original Issue Price of $1,000 per share, plus all accumulated and unpaid dividends before any payments are made to holders of Common Stock. Dividends on preferred stock have not been declared and are not currently payable. The Company had $37,035 and $34,784 of cumulative dividends in arrears on Preferred Stock as of September 26, 2021 and June 27, 2021, respectively.

The Preferred Stock is redeemable at the option of the Company at any time on or after July 3, 2020.

In the event of a public offering and sale of common stock pursuant to an effective registration statement (Public Offering), each outstanding share of the Preferred Stock shall automatically be converted into such number of common stock as determined by dividing the liquidation preference of each share of Preferred stock immediately prior to the Public Offering by the price per share of the common stock sold in such Public Offering. If the Public Offering occurs subsequent to July 3, 2023, then the denominator in the aforementioned equation shall instead equal the product of 0.95 and the price per share of the common stock sold in the Public Offering.

The Company has classified the Preferred Stock as temporary equity as the shares have certain redemption features that are not solely in the control of the Company. The Preferred Stock is not currently redeemable because the deemed liquidation provision is considered a substantive condition that is contingent on the event and it is not currently probable that it will become redeemable.

Redeemable Common Stock

The Company issued 2,069,000 shares to its Chairman and CEO on July 3, 2017, which are included in the 5,911,428 shares of Common Stock issued and outstanding as of September 26, 2021 and June 27, 2021. These shares are subject to a repurchase option in the event of the Chairman’s death or disability. The amount presented in temporary equity represents the estimated fair value of those shares as of September 26, 2021 and June 27, 2021. Due to the increase in the estimated fair value of the Company’s common stock at September 26, 2021, the amounts classified as temporary equity for the common shares subject to redemption result in a significant decrease in Additional paid-in capital. The Company’s obligation to repurchase these shares will terminate upon the occurrence of a Change of Control or upon the consummation of a Public Offering. The increase in the repurchase obligation was recorded via adjustments to additional paid-in capital.

(13) Redeemable Convertible Preferred Stock, Redeemable Common Stock and Stockholders’ Equity

The total number of shares of common stock that the Company authorized to issue is 20,000,000 shares at a $0.0001 par value per share (Common Stock), of which 5,911,428 shares are issued and outstanding as of June 27, 2021 and June 28, 2020. Holders of the Common Stock are entitled to one vote for each share held. There are no dividends with regards to the Common Stock so long as any shares of Series A Redeemable Convertible Preferred Stock (Preferred Stock) remain issued and outstanding other than dividends payable in the form of Common Stock or other capital that is junior to the Preferred Stock.

Redeemable Convertible Preferred Stock

Effective July 3, 2017, the Company authorized 200,000 shares of Preferred Stock at a $0.0001 par value per share of which 106,378 shares are issued and outstanding as of June 27, 2021 and June 28, 2020. There are no voting rights associated with the Preferred Stock.

Dividends accumulate on a daily basis commencing from the July 3, 2017 issue date. The dividend rate is 8% for the first 3 years. Effective November 15, 2019, the rate following the first three years was amended from 10% to 6%.

In the event of a liquidation, dissolution or winding up of the Company and/or a sale of the Company each share of Preferred Stock shall receive a liquidation preference equal to the Original Issue Price of $1,000 per share, plus all accumulated and unpaid dividends before any payments are made to holders of Common Stock. Dividends on preferred stock have not been declared and are not currently payable. The Company had $34,784 and $26,769 of cumulative dividends in arrears on Preferred Stock as of June 27, 2021 and June 28, 2020, respectively.

The Preferred Stock is redeemable at the option of the Company at any time on or after July 3, 2020.

In the event of a public offering and sale of common stock pursuant to an effective registration statement (Public Offering), each outstanding share of the Preferred Stock shall automatically be converted into such number of common stock as determined by dividing the liquidation preference of each share of Preferred stock immediately prior to the Public Offering by the price per share of the common stock sold in such Public Offering. If the Public Offering occurs subsequent to July 3, 2023, then the denominator in the aforementioned equation shall instead equal the product of 0.95 and the price per share of the common stock sold in the Public Offering.

The Company has classified the Preferred Stock as temporary equity as the shares have certain redemption features that are not solely in the control of the Company. The Preferred Stock is not currently redeemable because the deemed liquidation provision is considered a substantive condition that is contingent on the event and it is not currently probable that it will become redeemable.

Redeemable Common Stock

The Company issued 2,069,000 shares to its Chairman and CEO on July 3, 2017, which are included in the 5,911,428 shares of Common Stock issued and outstanding as of June 27, 2021 and June 28, 2020. These shares are subject to a repurchase option in the event of the Chairman’s death or disability. The amount presented in temporary equity represents the estimated fair value of those shares as of June 27, 2021 and June 28, 2020. Due to the increase in the estimated fair value of the Company’s common stock at June 27, 2021, the amounts classified as temporary equity for the common shares subject to redemption result in a significant decrease in Additional paid-in capital. The Company’s obligation to repurchase these shares will terminate upon the occurrence of a Change of Control or upon the consummation of a Public Offering. The increase in the repurchase obligation was recorded via adjustments to additional paid-in capital.